EQUITY INVESTMENTS, NET	12 Months Ended
Dec. 31, 2014
EQUITY INVESTMENTS, NET [Abstract]
EQUITY INVESTMENTS, NET

7. EQUITY INVESTMENTS, NET

	December 31,
	2013*	2014*
	US$	US$
Equity method investments
Beijing NQ Guotai Investment Management Limited Partnership (“NQ Guotai”)	16,402	18,762
GEMA International AG (“GEMA”)	285	190
Less: impairment loss	—	—
Equity method investments, net	16,687	18,952

Cost method investments
Pansi Infinity (Beijing) Technology Co., Ltd (“Pansi”)**	2,952	2,942
Shifang Huida Technology Co., Ltd (“Shifang”)**	2,460	2,451
Hesine Technologies International Worldwide Inc (“Hissage”)	6,416	6,416
SIINE., Ltd (“SIINE”)	600	600
Asia Smart Media Inc. (“Asia Smart”)	3,901	3,901
Beijing Century Hetu Software Technology Co., Ltd (“Hetu”) **	1,738	1,731
Beijing Showself Technology Co., Ltd. (“Showself”)	3,504	—
Tianjin Huayong Wireless Technology Co., Ltd. (“Huayong”)	43,714	—
Shanghai Launcher software Technology Co., Ltd. ("Launcher")	—	2,451
Zhijian Fengyun (Beijing) Technology Co.,Ltd. ("Zhijian")	—	1,798
Less: impairment loss	—	(5,993)
Cost method investments, net	65,285	16,297
Total	81,972	35,249

*	Balances are presented using period-end exchange rate of RMB against USD.
**	Changes between the year of 2013 and 2014 are resulted from currency fluctuation.

Equity method investment

In December of 2012, NQ Guotai was set up. The Group would invest RMB99,000 (US$16,238) through Tianjin QingYun, a subsidiary of Beijing Technology, in NQ Guotai in exchange for 49.5% of the equity interest. Tianjin Qingyun is a limited partner of NQ Guotai. On April 9, 2013, Beijing Wuyue Tianxia Investment Consulting Ltd, the general partner of NQ Guotai, withdrew its investment and transferred its 0.5% of the equity interest of NQ Guotai to Tianjin Qingyun for cash consideration of RMB1,000 (US$164). Meanwhile, Wangqin Guotai (Beijing) Capital Fund Management Ltd. was appointed as the new general partner and injected capital of RMB2,000 (US$328) to NQ Guotai. As of June 30, 2013, the Group fully injected the capital of RMB100,000 (US$16,402) and obtained 49.505% of equity interest in NQ Guotai. The Group accounted for the investment by equity method as the Group does not have control over NQ Guotai after considering various factors such as the board seats the Group has in the general partner of NQ Guotai. According to ASC 946, NQ Guotai meets all characteristic of an investment company and adopts fair value approach to account for its investments due to the sole purpose for returns from capital appreciation and investment income. The Group evaluated the fair value of each investment conducted by NQ Guotai by considering the development stage of each investment, work force, customer and vendor relationships, financial conditions including historical financial statements and future financial forecasts, risk factors, comparable companies in the same industry, time of investments to balance sheets date and price of recent investment by new investors, with various approaches applied, such as income approach, market approach or replacement cost approach, as appropriate. The Group records its unrealized investment income or loss at each reporting period end according to the fair value change of NQ Guotai's investment and recognized nil and US$2,411 for years ended December 31, 2013 and 2014, respectively.

In September of 2013, the Group, through NationSky, acquired 28.76% of equity interest of GEMA for a cash consideration of US$285. GEMA is primarily engaged in global enterprise mobility device management services. The Group had significant influence over GEMA. Therefore, the equity method is adopted to account for its investment in GEMA. An independent third-party valuation firm was hired to evaluate the fair value of assets and liabilities of this equity investment. The investment cost allocation comprises of (i) US$58 of share of net tangible assets acquired; (ii) US$46 of share of identified intangible assets with 10 years of estimated useful life; and (iii) US$181 of equity investment goodwill. As of December 31, 2014, the Group's equity interest in GEMA was diluted to 26.01% due to incoming of a new investor.

Cost method investment

In June of 2012, the Group acquired 30% of the equity interests in Pansi, which is primarily engaged in applications and services of mobile platform, for a cash consideration of US$2,864. As the Group does not have significant influence over Pansi, the Group accounts for the equity investment using the cost method. In 2014, the Group's management reviewed the Group's equity investments for impairment in accordance with ASC 320 Investments-Debt and Equity Securities (ASC 320), 320-10-35, Subsequent Measurement, and concluded that the estimated fair value of the investment in Pansi is significantly less than its carrying value and the impairment is other-than-temporary, taking the performance and financial position of the investee as well as other evidence of market value into consideration. Therefore, the Group provided for an impairment loss of US$2,942 to reduce the carrying value of this investment to $nil.

In June of 2012, the Group acquired 25% of the equity interests in Shifang, which is primarily engaged in research and development of mobile internet browsers and web navigational site, for a cash consideration of US$2,386. As the Group does not have significant influence over Shifang, the Group accounts for the equity investment using the cost method. In 2014, the Group's management reviewed the Group's equity investments for impairment in accordance with ASC 320 Investments-Debt and Equity Securities (ASC 320), 320-10-35, Subsequent Measurement, and concluded that the estimated fair value of the investment in Shifang is significantly less than its carrying value and the impairment is other-than-temporary, taking the performance and financial position of the investee as well as other evidence of market value into consideration. Therefore, the Group provided for an impairment loss of US$2,451 to reduce the carrying value of this investment to $nil.

 In August of 2012, the Group acquired equity interests in Hissage, a provider of mobile messaging solution that provides with mobile push notification and messaging service across various radio access technologies and wireless carriers, for a cash consideration of US$500 and 3,821,655 common shares with fair value of US$5,916. As of December 31, 2013 and 2014, the number of shares the Group holds represented 35.14% equity interest in Hissage.

In August of 2012, the Group acquired 15.7% of the equity interests in SIINE, a designer, manufacturer and marketer of user interface tools for Web, Connected TV, Gaming and Mobile devices for a cash consideration of US$600. As the Group does not have significant influence over SIINE, the Group accounts for the equity investment using the cost method. In 2014, the Group's management reviewed the Group's equity investments for impairment in accordance with ASC 320 Investments-Debt and Equity Securities (ASC 320), 320-10-35, Subsequent Measurement, and concluded that the estimated fair value of the investment in SIINE is significantly less than its carrying value and the impairment is other-than-temporary, taking the performance and financial position of the investee as well as other evidence of market value into consideration. Therefore, the Group provided for an impairment loss of US$600 to reduce the carrying value of this investment to $nil.

In May of 2013, the Group acquired 35.22% of the equity interests in Asia Smart, which is a new media company, for a cash consideration of US$2,000 and 1,152,013 common shares with fair value of US$1,901. As of December 31, 2013 and 2014, the Group's equity interest in Asia Smart was diluted to 34.16% due to incoming of new investors.

In June of 2013, the Group acquired 20% of the equity interests in Hetu, which is a mobile game developer, for a cash consideration of US$16 and 1,150,385 common shares with fair value of US$1,722 on the investment date. As of December 31, 2013 and 2014, the Group's equity interest in Hetu was diluted to 18.18% due to incoming of new investors.

In September of 2013, the Group acquired 20% of the equity interests in Showself, which provides live mobile social video platform on mobile internet, for a cash consideration of US$500 and 885,478 common shares valued at US$3,004 on the investment date. In May of 2014, the Group acquired additional 45% of equity interests, accumulative to 65% of equity interests in Showself. The Group started to consolidate Showself from May 2014. Please see “Note 4 – Business Combination” for further information.

In September of 2013, the Group acquired 10% of the equity interests of Huayong, which primarily is engaged in the research and development, customizing and marketing of live wallpapers for smart phone using Android system, for a cash consideration of US$2,060. Meanwhile, the Group injected additional cash US$5 along with all other shareholders proportionately for capital increase. In December of 2013, the Group acquired additional 29.01% of equity interest of Huayong for a cash consideration of US$34,634 and 3,039,449 common shares valued at US$7,015. In January of 2014, the Group acquired additional 18.99% of equity interests, accumulative to 58% of equity interests in Huayong. The Group started to consolidate Huayong from January 2014. Please see “Note 4 – Business Combination” for further information..

In September of 2014, the Group acquired 20% equity interest of Zhijian, which primarily engaged in mobile game developments, for cash consideration of US$1,789.

In September of 2014, the Group acquired 15% equity interest in Launcher, which primarily engaged in launcher research and customization, for cash consideration of US$2,451.

As of December 31, 2014, the Group used the cost method to account for these investments above since the equity interests the Group holds in these entities did not have risk and reward characteristics that are substantially similar to common share or in-substance common shares.

The impairment charge is recorded if the carrying amount of the equity investment exceeds its fair value and this condition is determined to be other-than-temporary, The Group performed an impairment test on both equity method and cost method investments, whenever events or changes in business circumstances indicate that an other-than-temporary impairment has occurred, by considering current economic and market conditions, operating performance, development stages and technology development, and engaged an independent third-party valuation firm to estimate the fair value of certain cost method investments, as appropriate. The Group recorded nil and US$5,993 in impairment charge to the carrying value of its investments under the cost method for the years ended December 31, 2013 and 2014.